Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Balance – January 1	$ 3,804	$ 3,414
Additions	1,317	968
Disposals	(7)	0
Interest accretion	337	358
Lease repayments	(1,338)	(1,106)
Effects of foreign exchange	(112)	170
Balance – December 31	4,001	3,804
Current	1,311	1,260	[1]
Non-current	$ 2,690	$ 2,544	[1]

[1]	Please refer to Note 4 for retrospective change of accounting policy.